Income and expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income and expenses [abstract]
Disclosure of revenue from contracts with customers [text block]
	For the year ended December 31, 2019
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	11,188	29,100	15,947	56,235	−	56,235
Americas other than USA	487	2,071	837	3,395	−	3,395
Europe (without Belgium) & Africa	18,767	21,356	69,744	109,867	−	109,867
Belgium	183	2,101	5,572	7,856	61	7,917
Asia Pacific	11,029	6,180	2,056	19,265	−	19,265
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Type of goods or service
Software revenue (non-medical)	41,654	−	−	41,654	−	41,654
Software revenue (medical)	−	19,407	−	19,407	−	19,407
Medical devices and services	−	41,401	−	41,401	−	41,401
Manufacturing	−	−	94,156	94,156	−	94,156
Other	−	−	−	−	61	61
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679
Timing of revenue recognition
Goods/Services transferred at a point in time	21,190	45,730	88,988	155,908	61	155,969
Goods/Services transferred over time	20,464	15,078	5,168	40,710	−	40,710
Total revenue from contracts with customers	41,654	60,808	94,156	196,618	61	196,679

	For the year ended December 31, 2018
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	8,804	23,940	9,439	42,183	34	42,217
Americas other than USA	193	1,404	101	1,698	2	1,700
Europe (without Belgium) & Africa	17,026	19,073	74,852	110,951	77	111,028
Belgium	155	1,824	7,364	9,343	7	9,350
Asia Pacific	11,196	6,011	3,200	20,407	19	20,426
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Type of goods or service
Software revenue (non-medical)	37,374	−	−	37,374	−	37,374
Software revenue (medical)	−	17,045	−	17,045	−	17,045
Medical devices and services	−	35,207	−	35,207	−	35,207
Complex metal parts production (ACTech)	−	−	43,438	43,438	−	43,438
Other	−	−	−	−	139	139
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721
Timing of revenue recognition
Goods/Services transferred at a point in time	20,326	39,682	90,614	150,622	139	150,761
Goods/Services transferred over time	17,048	12,570	4,342	33,960	−	33,960
Total revenue from contracts with customers	37,374	52,252	94,956	184,582	139	184,721

Disclosure of revenue by category [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Software revenue (non-medical)	41,654	37,374	35,770
Software revenue (medical)	19,407	17,045	15,619
Medical devices and services	41,401	35,207	27,222
Manufacturing	94,156	94,956	63,712
Other	61	139	250
Total	196,679	184,721	142,573

Disclosure of contract balances [text block]
	As of December 31,
in 000€	2019	2018
Trade receivables, included in 'trade and other receivables'	42,509	38,764
Contract assets / contracts in progress	495	829
Contract liabilities / deferred income	32,314	27,444
Total	75,318	67,037

Disclosure of Cost of sales [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(37,870)	(39,114)	(34,480)
Amortization and depreciation	(10,837)	(9,910)	(7,560)
Payroll expenses	(37,715)	(33,036)	(20,806)
Other expenses	(550)	(239)	(106)
Total	(86,972)	(82,299)	(62,952)

Disclosure of Research and Development Expense [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(2,583)	(3,590)	(3,140)
Amortization and depreciation	(1,483)	(830)	(686)
Payroll expenses	(19,219)	(17,935)	(16,054)
Other	(63)	(61)	(79)
Total	(23,348)	(22,416)	(19,959)

Disclosure of Sales and marketing expenses [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(9,228)	(9,775)	(8,035)
Amortization and depreciation	(1,346)	(725)	(505)
Payroll expenses	(42,055)	(35,585)	(30,175)
Other	(360)	(218)	(220)
Total	(52,989)	(46,303)	(38,935)

Disclosure of General and Administrative Expenses [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Purchase of goods and services	(9,856)	(9,892)	(7,053)
Amortization and depreciation	(3,630)	(3,828)	(2,761)
Payroll expenses	(18,078)	(18,442)	(14,858)
Other	(222)	(148)	(204)
Total	(31,786)	(32,310)	(24,876)

Disclosure of net other operating incomes expenses [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Government grants	5,263	4,658	4,342
Amortization intangibles purchase price allocation	(2,013)	(1,994)	(1,064)
Allowance for doubtful debtors	210	(1,065)	(454)
Capitalized expenses (asset construction)	166	16	123
Net foreign currency exchange gains / (losses)	−	246	(235)
Tax Credits	665	706	899
Fair value adjustment Cenat liability	−	192	−
Personnel related income	37	168	−
Other	1,104	844	930
Total	5,432	3,771	4,541

Disclosure of Payroll Expenses [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Short-term employee benefits	(87,775)	(76,023)	(60,195)
Social security expenses	(15,647)	(14,139)	(11,200)
Expenses defined contribution plans	(1,033)	(936)	(926)
Other employee expenses	(12,612)	(13,900)	(9,572)
Total	(117,067)	(104,998)	(81,893)
Total registered employees at the end of the period	2,177	2,009	1,862

Disclosure of financial expenses [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Interest expense	(2,146)	(1,747)	(1,026)
Foreign currency losses	(832)	(2,748)	(3,131)
Other financial expenses	(704)	(369)	(571)
Total	(3,682)	(4,864)	(4,728)

Disclosure of financial income [text block]
	For the year ended December 31
in 000€	2019	2018	2017
Foreign currency exchange gains	955	3,047	2,830
Amortization discount interest free loans	−	−	6
Other finance income	422	580	374
Total	1,377	3,627	3,210